Debt	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Debt

7. Debt

The Company's current facilities include the following:

(i) $305,000 senior secured revolving credit facility (the “Revolving Credit Facility”);

(ii) $1,018,000 aggregate principal amount senior secured USD first lien term loan facility (the “Term Loan Facility (USD)”)(comprising the original $628,000 and incremental $390,000 facility);

(iii) €710,000 aggregate principal amount senior secured EUR first lien term loan facility (the “Term Loan Facility (EUR)”) (comprising the original €435,000 and an incremental €275,000 facility); and

(iv) $400,000 aggregate principal amount of USD secured notes and €435,000 aggregate principal amount of EUR secured notes (“Secured Notes”).

The Company has made drawdowns and repayments on the Revolving Credit Facility throughout the quarter. As of September 30, 2025 and December 31, 2024, $111,943 and $90,713, respectively, was drawn down on the Revolving Credit Facility.

Line of Credit

The Company has a Line of Credit of $75,000 which is restricted for use in funding settlements in the Merchant Solutions business and is secured against known transactions. During the year ended December 31, 2024, the Company signed an amendment to extend the maturity of the Line of Credit from June 2025 to July 2027. As of September 30, 2025 and December 31, 2024, the Company had outstanding balances of $70,000 and $65,000, respectively.

The key terms of these facilities are as follows:

Facility	Currency	Interest Rate (1)	Effective Interest Rate (2)	Facility Maturity Date	Principal Outstanding as of September 30, 2025 (Local Currency)	Principal Outstanding at September 30, 2025 (USD)
Term Loan Facility (USD) (3)	USD	USD SOFR (6) + 0.11%(4) + 2.75% (0.5% floor)	7.7%	Jun-28	$821,231	$821,231
Term Loan Facility (EUR) (5)	EUR	EURIBOR + 3.00% (0% floor)	5.7%	Jun-28	586,281	688,043
Secured Loan Notes (EUR)	EUR	3.00%	3.2%	Jun-29	421,362	494,498
Secured Loan Notes (USD)	USD	4.00%	4.2%	Jun-29	337,206	337,206
Revolving Credit Facility (USD)	USD	BASE + 0.10%(4) + 2.25% (0% floor)	6.6%	Dec-27	65,000	65,000
Revolving Credit Facility (EUR)	EUR	BASE + 2.25% (0% floor)	4.2%	Dec-27	40,000	46,943
Line of Credit	USD	Term SOFR (6) + 2.70%	7.1%	Jul-27	70,000	70,000
Total Principal Outstanding						$2,522,921

(1)
For facilities which utilize the EURIBOR and SOFR rates, a rate floor of 0% and 0.5% applies, respectively.
(2)
The effective interest rate is as of September 30, 2025.
(3)
Represents Term Loan Facility (USD) and USD Incremental Term Loan as defined under the current facilities.
(4)
Represents a credit spread adjustment to reflect the historical difference between LIBOR and SOFR.
(5)
Represent Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under the current facilities.
(6)
The Term Secured Overnight Financing Rate ("Term SOFR") is the forward-looking term rate based on the SOFR. The Term SOFR is administered by the CME Group Benchmark Association Limited.

	September 30, 2025	December 31, 2024
Principal Outstanding	$2,522,921	$2,390,689
Unamortized debt issuance cost	(25,938)	(27,141)
Total	2,496,983	2,363,548
Short-term debt	10,190	10,190
Non-current debt	$2,486,793	$2,353,358

For the three months ended September 30, 2025 and 2024, interest expense, including amortization of deferred debt issuance cost, was $34,141 and $35,546, respectively. For the nine months ended September 30, 2025 and 2024, interest expense, including amortization of deferred debt issuance cost, was $102,363 and $107,646, respectively.

Maturity requirements on debt as of September 30, 2025 by year are as follows:

Remainder 2025	$2,547
2026	10,190
2027	192,133
2028	1,486,347
2029	831,704
Total	$2,522,921

During both the three months ended September 30, 2025 and 2024, the Company made principal payments of $2,547 under its Term Loan Facility. During both the nine months ended September 30, 2025 and 2024, the Company made principal payments of $7,642 under its Term Loan Facility and during the nine months ended September 30, 2025 made voluntary prepayments of $25,292.

During the three months ended September 30, 2024, the Company repurchased $9,275 under the Term Loan Facility and $3,375 under the Secured Loan Notes. During the nine months ended September 30, 2024, the Company repurchased $73,499 under the Term Loan Facility and $8,375 of Secured Loan Notes. This resulted in a gain on repurchase of $325 and $1,621 for the three and nine months ended September 30, 2024, respectively, recognized within "Other (expense) / income, net" within the unaudited condensed consolidated statements of comprehensive loss. The Company did not repurchase any debt during three or nine months ended September 30, 2025.

Compliance with Covenants

The Company’s facilities as described above contain affirmative, restrictive and incurrence-based covenants, including, among others, financial covenants based on the Company’s leverage and Revolving Credit Facility utilization, as defined in the debt agreement. The financial covenants under the facilities require the Company to test its Consolidated First Lien Debt Ratio if the principal amount of the Revolving Credit Facility, less any cash and cash equivalents, at the reporting date exceeds 40% of the total Revolving Credit Facility Commitment. If the Revolving Credit Facility utilization is greater than 40% at the reporting date, there is an additional requirement that the Consolidated First Lien Debt Ratio is not permitted to exceed 7.5 to 1.0. The Consolidated First Lien Debt Ratio is the ratio of (a) consolidated senior secured net debt of the Company and restricted subsidiaries as of the last day of such relevant period to (b) Last Twelve Months ("LTM") EBITDA, as defined in the Senior Credit Facility, of the Company and the restricted subsidiaries for the relevant period. The Company was in compliance with its covenants as of the date of issuance of these unaudited condensed consolidated financial statements.

Letters of Credit

As of September 30, 2025 and December 31, 2024, the Company had issued approximately $151,081 and $142,666, letters of credit, respectively, for use in the ordinary course of business.